Significant transactions (Details) - USD ($)			12 Months Ended
	Apr. 02, 2019	Mar. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 23, 2019	Apr. 09, 2019	Dec. 19, 2018	Dec. 17, 2018	Sep. 20, 2017
Disclosure of detailed information about business combination [line items]
Financial debts			$ 3,479,000,000	$ 47,000,000
Cash paid for intercompany transactions related to spin-off	$ 3,100,000,000
Net assets							$ 20,000,000,000.0
Net identifiable assets acquired			418,000,000	287,000,000	$ 123,000,000
Deferred tax assets			28,000,000	12,000,000	8,000,000
Cash and cash equivalents			6,000,000	5,000,000	1,000,000
Deferred tax liabilities recognised as of acquisition date			121,000,000	78,000,000	64,000,000
Goodwill			6,000,000	4,000,000	2,000,000
Consideration paid (received)			$ 283,000,000	$ 239,000,000	$ 70,000,000
PowerVision, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 424,000,000
Cash transferred		289,000,000
Contingent liabilities recognised as of acquisition date		135,000,000
Net identifiable assets acquired		418,000,000
Identifiable intangible assets recognised as of acquisition date		505,000,000
Deferred tax liabilities recognised as of acquisition date		93,000,000
Other net assets recognised as of acquisition date		6,000,000
Goodwill		6,000,000
Consideration paid (received)		$ 283,000,000
TrueVision Systems, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Consideration transferred, acquisition-date fair value								$ 146,000,000
Cash transferred								110,000,000
Contingent liabilities recognised as of acquisition date								36,000,000
Net identifiable assets acquired								144,000,000
Identifiable intangible assets recognised as of acquisition date								172,000,000
Deferred tax liabilities recognised as of acquisition date								29,000,000
Other net assets recognised as of acquisition date								1,000,000
Goodwill								$ 2,000,000
Tear Film Innovations, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Consideration transferred, acquisition-date fair value									$ 145,000,000
Cash transferred									79,000,000
Contingent liabilities recognised as of acquisition date									66,000,000
Net identifiable assets acquired									143,000,000
Identifiable intangible assets recognised as of acquisition date									174,000,000
Cash and cash equivalents									5,000,000
Deferred tax liabilities recognised as of acquisition date									37,000,000
Other net assets recognised as of acquisition date									1,000,000
Goodwill									$ 2,000,000
ClarVista Medical, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Consideration transferred, acquisition-date fair value										$ 125,000,000
Cash transferred										71,000,000
Contingent liabilities recognised as of acquisition date										54,000,000
Net identifiable assets acquired										123,000,000
Identifiable intangible assets recognised as of acquisition date										178,000,000
Deferred tax assets										8,000,000
Cash and cash equivalents										1,000,000
Deferred tax liabilities recognised as of acquisition date										64,000,000
Goodwill										$ 2,000,000
Senior Notes [Member]
Disclosure of detailed information about business combination [line items]
Notional amount						$ 2,000,000,000.0
Senior notes due 2026 [member]
Disclosure of detailed information about business combination [line items]
Notional amount						$ 500,000,000
Borrowings, interest rate						2.75%
Senior notes due 2029 [member]
Disclosure of detailed information about business combination [line items]
Notional amount						$ 1,000,000,000.0
Borrowings, interest rate						3.00%
Senior notes due 2049 [member]
Disclosure of detailed information about business combination [line items]
Notional amount						$ 500,000,000
Borrowings, interest rate						3.80%
Bridge and other term loans [member]
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings	$ 3,200,000,000